Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Taxes [Line Items]
Net operating loss (in Dollars)		$ 437,550
Taiwan, Republic of China [Member]
Income Taxes [Line Items]
Percentage of sales tax rate	5.00%
Subject to tax, percentage	20.00%
Net operating loss (in Dollars)		$ 226,444
China, PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate, percentage	25.00%